Information by business segment and by geographic area - Assets by geographic area (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	$ 1,798	$ 1,751
Intangible	10,238	9,011	$ 9,296
Property, plant and equipment	44,938	41,931	$ 41,148
Total	56,974	52,693
Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures	1,798	1,730
Intangible	8,391	7,050
Property, plant and equipment	28,210	23,793
Total	38,399	32,573
Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible	1,845	1,958
Property, plant and equipment	11,178	12,441
Total	13,023	14,399
Americas Except Brazil And Canada [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4	3
Total	4	3
Europe [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	747	739
Total	747	739
Indonesia [Member]
IfrsStatementLineItems [Line Items]
Intangible	1	1
Property, plant and equipment	2,731	2,723
Total	2,732	2,724
Asia Except China And Indonesia [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures		21
Property, plant and equipment	786	874
Total	786	895
China [Member]
IfrsStatementLineItems [Line Items]
Intangible	1	2
Property, plant and equipment	19	21
Total	20	23
Oman [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,263	1,337
Total	$ 1,263	$ 1,337